Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103
(215) 988-2700 (Phone)
(215) 988-2757 (Facsimile)
www.drinkerbiddle.com
July 13, 2011
VIA EDGAR TRANSMISSION
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Highland Funds II (1933 Act Registration No. 33-51308) (1940 Act Registration No. 811-7142)
Ladies and Gentlemen:
          On behalf of Highland Funds II (the “Trust”), transmitted herewith for filing under the Securities Act of 1933, as amended (the “1933 Act”) and the Investment Company Act of 1940, as amended, is Post-Effective Amendment No. 62 to the Trust’s Registration Statement on Form N-1A (the “Amendment”). The Amendment is being filed pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act to register a new investment portfolio of the Trust, the Highland Trend Following Fund, and its shares. This new portfolio of the Trust is being organized in connection with a proposed reorganization between the portfolio and a series of another investment company. Pursuant to the proposed reorganization, the assets and liabilities of the existing investment portfolio would be transferred to the new portfolio of the Trust. The Trust intends to request acceleration of the effectiveness of the Amendment to on or about September 15, 2011 and is willing to work with the staff towards this goal. We intend to file a Post-Effective Amendment to the Registration Statement to add the expense and financial information.
          Questions and comments concerning this filing may be directed to the undersigned at (215) 988-2883.

Very truly yours,
/s/ Lisa Whittaker
Lisa Whittaker